Consolidated Statements of Operations - USD ($)		3 Months Ended		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025		Sep. 30, 2024
Total revenues, net		$ 15,768,796	$ 22,853	$ 10,297,778		$ 1,930,291
Total cost of revenue		(15,681,380)	(7,374)	(10,171,937)		(1,898,122)
Gross profit		87,416	15,479	125,841		32,169
Operating expenses		(2,079,989)	(1,517,758)	(4,419,331)		(6,425,572)
Allowance for credit loss				(2,098)		(3,450,141)
Inventory write-down				(902,776)		(815,498)
Impairment loss on assets held for sale						(203,973)
Loss from operations		(1,992,573)	(1,502,279)	(5,198,364)		(10,863,015)
Fair value variation		(17,502,596)		2,024,465		(82,844)
Loss from investment						(1,092,169)
Other income		76,102	9,047	474,954		532,593
Loss from equity method investment						(1,092,169)
Other expense		(7,206)	(43,017)	(309,121)		(665,795)
Loss on acquisition				(20,210)
Goodwill impairment				(1,859,184)
Interest expense, net						(7,583)
Net loss from continuing operations		(19,426,273)	(1,536,249)	(4,887,460)		(12,178,813)
Gain from discontinued operations	[1]					3,206,078
Net loss before tax				(4,887,460)		(8,972,735)
Income tax				(3,095)
Net loss		(19,426,273)	(1,536,249)	(4,890,555)		(8,972,735)
Non-controlling interest		17,419		(7,159)
Net loss attributable to CIMG Inc.		$ (19,443,692)	$ (1,536,249)	$ (4,883,396)		$ (8,972,735)
Basic loss per common share		$ (1.43)	$ (3.42)	$ (2.80)	[2]	$ (83.46)	[2]
Diluted loss per common share		$ (1.43)	$ (3.42)	$ (2.80)	[2]	$ (83.46)	[2]
Basic weighted average number of common stock outstanding		13,601,997	449,134	1,744,688	[2]	107,515	[2]
Diluted weighted average number of common stock outstanding		13,601,997	449,134	1,744,688	[2]	107,515	[2]
Product [Member]
Total revenues, net				$ 10,231,791		$ 1,930,291
Total cost of revenue				(10,108,590)		(1,898,122)
Service [Member]
Total revenues, net				65,987
Total cost of revenue				$ (63,347)

[1]	On June 7, 2024, the Company sold (i) NuZee Korea Ltd., a company incorporated in Korea, and (ii) NuZee Investment Co., Ltd., a company incorporated in Japan, each of which was a wholly owned subsidiary of the Company.
[2]	On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares, retroactively adjusted for all periods presented.